UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-04010

                                 OCM Mutual Fund
                                 ---------------
               (Exact name of registrant as specified in charter)

                               1536 Holmes Street
                           Livermore, California 94550
               (Address of principal executive offices) (Zip code)


                                Gregory M. Orrell
                         Orrell Capital Management, Inc
                               1536 Holmes Street
                           Livermore, California 94550
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (925) 455-0802
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------
                     Date of reporting period: May 31, 2008
                                              ------------

ITEM 1.  REPORT TO STOCKHOLDERS.





                                                                    LOGO

                                                               -------------
                                                               OCM GOLD FUND
                                                               =============





                                                             SEMI-ANNUAL REPORT

                                                                 MAY 31, 2008

                                                                 (UNAUDITED)

"THE UNLIMITED EXPANSION OF BANK PAPER HAS DRIVEN BRITAIN'S GOLD OUT OF CIRCULATION AND IS CARRYING HER RAPIDLY TO BANKRUPTCY AS IT DID FRANCE, AS IT DID US AND WILL DO US AGAIN SHOULD PAPER BE CIRCULATED EXCEPT UNDER THE MOST RIGOROUS LIMITATIONS."
                                                          Thomas Jefferson, 1813

Dear Fellow Shareholder:

For the fiscal six month period ending May 31, 2008 your Fund gained 4.95% (+0.23 after max. sales load) versus a decline of 4.47% for the S&P 500. The Philadelphia Gold and Silver Index ("XAU") advanced 6.49% over the same period as large cap gold shares outperformed your Fund's more diversified approach to the gold industry of owning large and small cap mining shares. Over the long run your Fund's strategy has outpaced the XAU index as demonstrated by the Fund's 3, 5 and 10 year track record versus the XAU (see table).

The unraveling of the credit markets continued in the first half of 2008, forcing the Federal Reserve (the "Fed") to take unprecedented measures in order to prevent a complete meltdown of the global financial system. In an effort to provide liquidity to banks and brokerages, the Fed exchanged high quality treasury bonds for much lower quality debt instruments including mortgage backed securities and other asset backed securities of dubious value. Faced with the choice of compromising the integrity of the dollar or risk systemic collapse, the Fed has shown its willingness to sacrifice the dollar, in our opinion. Consequently, the Fed's credibility as the steward of monetary policy is being questioned by the market.

Repeated calls of "the worst is behind us" are but hopeful cries that are met with revelations of more losses by financial institutions. The Fed engineered bailout of Bear Stearns and their counterparties in derivative trades early in the year was a stop-gap measure to buy time and hope. It appears both have run out as government sponsored mortgage giants Fannie Mae and Freddie Mac with a combined $5.3 trillion in debt teeter on the brink of insolvency threatening to force the government to take the debt on to its balance sheet and thereby doubling the amount of national debt outstanding.Additionally, share prices of both regional and money center banks have collapsed as fear of the next casualty of the credit market unraveling grips the markets raising the specter of further government bailouts.

With confidence in financial markets fragile, gold has responded by trading between $850 and $950 per ounce through the first half of the year with a brief stint above $1,000 per ounce at the height of the Bear Stearns collapse (see chart).We believe the environment for higher gold prices is excellent with gold set to establish a new base of value above $1,000 per ounce. Major gold producers, such as Goldcorp, Inc., Barrick Gold Corp., and NewmontMining Corp., are beginning to realize increased cash flow and earnings as gold price increases are finally outstripping operating cost inflation. The lack of operating leverage to higher gold prices, in our opinion, has led gold shares to underperform the metal over the past year in contrast to gold shares historical price movement ratio of 3 to 1 to the price of gold. Rising earnings for gold shares should attract attention from investors in search of companies with rising earnings versus the poor performance of earnings comparisons being reported by a large segment of the economy, most notably finance and retail.

                  GOLD PRICE, DOLLAR PER OUNCE, LONDON PM FIX




                                  Date          US$
                                  ----          ---
                                 4-Jan-00      281.50
                                 3-Jul-00      287.65
                                 2-Jan-01      271.10
                                 2-Jul-01      268.35
                                 2-Jan-02      278.35
                                 1-Jul-02      312.10
                                 2-Jan-03      343.80
                                 1-Jul-03      350.20
                                 2-Jan-04      415.25
                                 1-Jul-04      394.80
                                 4-Jan-05      427.75
                                 1-Jul-05      432.60
                                 3-Jan-06      530.00
                                 3-Jul-06      622.95
                                 2-Jan-07      639.75
                                 2-Jul-07      654.75
                                 2-Jan-08      846.75
                                 1-Jul-08      937.50

                                                          Source: Global Insight

Share prices of junior gold producers and exploration and development companies in general have dramatically underperformed the large cap gold shares. The perceived higher risk profile of small cap stocks and the less liquid nature of their share markets is the reason, in our opinion, along with the uncertainty of the companies to tap capital markets for future funding. While we believe the small caps in the gold sector represent excellent relative value to the large caps at present, we are maintaining our disciplined tiered approach of owning the major gold producers, with progressively smaller percentages of intermediate/mid-tier producers, junior gold producers and exploration and development companies. This allows your Fund to participate as investment dollars move throughout the gold sector. Should values for junior mining shares remain at depressed levels, major gold producers, in our opinion, will employ growing cash balances to acquire relatively cheap ounces in the ground which should lead to junior miners regaining investor interest.

In our opinion, the unraveling of the credit markets precipitated by the over issuance of credit to marginal borrowers is far from over. We are entering a period whereby lending institutions are contracting the availability of credit in response to shrinking capital bases. A vicious cycle can be envisioned where contracting credit leads to a serious economic downturn putting yet further pressure on the banks' loan portfolios. The dilemma for the Fed will be to find avenues to inject credit into the economy without destroying the value of the U.S. dollar. It appears to us Fed Chairman Bernanke's theory of dropping money from helicopters to stave off deflation may be tested. In any event, dollar weakness could accelerate as markets view the Fed having to embrace inflation as it did in the 1970's in an effort to stave off a prolonged recession. In a period of depreciating financial assets, investors, including central banks, will find comfort in the fact the gold is an owned asset and not someone else's liability.

We appreciate your shareholding and confidence in the OCM Gold Fund and we look forward to meeting the investment objective of preserving your purchasing power. Should you have any questions regarding the Fund or gold, please contact your financial adviser or you may contact us directly at 1-800-779-4681. For question regarding your account, please contact Shareholder Service at 1-800-628-9403.

Sincerely,



/S/ GREGORY M. ORRELL                         /S/ TIMOTHY G. CHURCH
----------------------                         ---------------------
Gregory M. Orrell                              Timothy G. Church
PORTFOLIO MANAGER                              ASSISTANT PORTFOLIO MANAGER


JULY 15, 2008



Performance as of May 31, 2008

--------------------------------------------------------------------------------
                             OCMGX                OCMGX           Philadelphia
                             (NAV)              (max load)      Gold Index (XAU)
--------------------------------------------------------------------------------
Six Months                  + 4.95%              + 0.23%            + 6.49%
--------------------------------------------------------------------------------
One year                    +24.67%              +19.08%            +30.86%
--------------------------------------------------------------------------------
3 year Annualized           +35.65%              +33.59%            +29.50%
--------------------------------------------------------------------------------
5 year Annualized           +23.70%              +22.55%            +21.17%
--------------------------------------------------------------------------------
10 Year Annualized          +17.14%              +16.61%            +10.87%
--------------------------------------------------------------------------------

The returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.

The Philadelphia Gold and Silver Index (XAU) is an unmanaged capitalization-weighted index composed of 16 companies listed on U.S. exchanges involved in the gold and silver mining industry. The index is generally considered as representative of the gold and silver share market.


                                  OCM GOLD FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2008
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES                                                                     VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 93.2%

MAJOR GOLD PRODUCERS 38.6%
       20,000   AngloGold Ashanti Ltd. ADR ...................    $     695,800
       75,000   Barrick Gold Corp. ...........................        3,021,750
       10,000   Freeport-McMoRan Copper & Gold, Inc. .........        1,157,100
      270,000   Gold Fields Ltd. ADR .........................        3,491,100
      666,250   Goldcorp, Inc. ...............................       26,743,275
      200,000   Harmony Gold Mining Co. Ltd. ADR* ............        2,380,000
       22,235   Kinross Gold Corp. ...........................          443,492
      408,445   Kinross Gold Corp. ADR .......................        8,156,647
       32,200   Lihir Gold Ltd. ADR* .........................          927,038
      107,333   Lihir Gold Ltd.* .............................          304,970
      124,994   Newmont Mining Corp. .........................        5,940,965
                                                                  -------------
                                                                     53,262,137
                                                                  -------------

INTERMEDIATE/MID-TIER GOLD PRODUCERS 25.3%
      161,860   Agnico-Eagle Mines Ltd. ......................       11,441,884
      430,000   Eldorado Gold Corp.* .........................        3,483,446
      504,800   I AMGOLD Corp. ...............................        2,983,368
      500,000   Oxiana Ltd. ..................................        1,473,112
      140,000   Randgold Resources Ltd. ADR ..................        5,936,000
      634,750   Yamana Gold, Inc. ............................        9,698,980
                                                                  -------------
                                                                     35,016,790
                                                                  -------------

JUNIOR GOLD PRODUCERS 11.4%
      599,000   Alhambra Resources Ltd.* .....................          548,546
      250,000   Aurizon Mines Ltd.* ..........................        1,200,000
      400,000   Capstone Mining Corp . * .....................        1,706,753
       21,429   Central Sun Mining, Inc. .....................           44,207
      291,200   Claude Resources, Inc. .......................          266,672
      457,000   Golden Cycle Gold Corp.* .....................        4,889,900
      250,000   Great Basin Gold Ltd.* .......................          867,500
       50,000   Jaguar Mining, Inc. ..........................          566,066
      300,000   Red Back Mining, Inc.* .......................        2,391,064
      665,500   San Gold Corp.* ..............................        1,111,734
      583,333   Sino Gold Mining Ltd.* .......................        1,529,047
      500,000   Yukon-Nevada Gold Corp.* .....................          699,407
                                                                  -------------
                                                                     15,820,896
                                                                  -------------


--------------------------------------------------------------------------------
SHARES                                                                     VALUE
--------------------------------------------------------------------------------
EXPLORATION AND DEVELOPMENT COMPANIES 8.0%
      375,000   Amazon Mining Holding PLC* ...................    $     245,295
      187,500   Anatolia Minerals Development Ltd.* ..........          652,863
      500,000   Andean American Mining Corp. .................          271,712
       58,200   Aquiline Resources, Inc.* ....................          444,539
      400,000   Argentex Mining Corp. *+ .....................          414,000
      250,000   Australian Solomons Gold Ltd.* ...............          125,792
      700,000   Brazauro Resources Corp.* ....................          612,860
      126,707   DOT Resources Ltd .* .........................           14,664
      500,000   Evolving Gold Corp.* .........................          342,156
      300,000   Fury Explorations Ltd. * .....................          190,198
      215,600   Geologix Explorations, Inc.* .................          499,024
      800,000   Grayd Resource Corp. * .......................          442,790
      100,000   Guyana Goldfields, Inc. ......................          467,948
      500,000   Hana Mining Ltd.* ............................          261,648
      100,000   Keegan Resources, Inc. .......................          368,000
      300,000   MAG Silver Corp.* ............................        3,502,063
      287,500   Majestic Gold Corp.* .........................           20,253
      125,000   Mansfield Minerals, Inc.* ....................          377,378
      250,000   Maximus Ventures Ltd.* .......................           69,186
      500,000   Mediterranean Resources Ltd.* ................           93,086
      120,000   Pediment Exploration Ltd.* ...................          190,802
      200,000   Radius Gold, Inc.* ...........................           55,349
      300,000   Sabina Silver Corp.* .........................          473,986
      273,500   Sinchao Metals Corp.* ........................           92,203
      207,700   Sunridge Gold Corp.* .........................          179,754
      500,000   TNR Gold Corp.* ..............................          120,761
      192,307   Volta Resources, Inc. ........................          114,180
      200,000   Western Goldfields, Inc.* ....................          468,000
                                                                  -------------
                                                                     11,110,490
                                                                  -------------

OTHER 4.1%
      206,812   Altius Minerals Corp.* .......................        2,713,926
      229,200   International Royalty Corp. ..................        1,379,306
       50,000   Royal Gold, Inc. .............................        1,537,000
                                                                  -------------
                                                                      5,630,232
                                                                  -------------





                       See notes to financial statements.

                                     - 4 -



                                  OCM GOLD FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2008
                                   (UNAUDITED)

--------------------------------------------------------------------------------
SHARES                                                                     VALUE
--------------------------------------------------------------------------------
PRIMARY SILVER PRODUCERS 5.8%
      225,000   Fortuna Silver Mines, Inc.* ..................    $     518,516
      200,000   Hecla Mining Co.* ............................        1,803,999
       48,075   Pan American Silver Corp.* ...................        1,593,147
      190,000   Silver Wheaton Corp.* ........................        2,757,149
      359,997   Silverstone Resources Corp * .................          970,909
      700,000   US Silver Corp.* .............................          316,997
                                                                  -------------
                                                                      7,960,717
                                                                  -------------

TOTAL COMMON STOCKS
                (Cost $44,244,957) ...........................      128,801,262
                                                                  -------------

EXCHANGE TRADED FUNDS 5.2%
        9,000   iShares Silver Trust* ........................        1,500,570
       65,000   SPDR Gold Trust* .............................        5,679,700
                                                                  -------------

TOTAL EXCHANGE TRADED FUNDS
                (Cost $3,931,360) ............................        7,180,270
                                                                  -------------

WARRANTS 0.6%
      187,500   Amazon Mining Holding PLC + * #
                  Exercise Price 1.55 CAD, Exp. 11/16/2009 ...             --
        4,928   AngloGold Ashanti Ltd. *
                  Exercise Price $27.81, Exp. 6/23/2008 ......           45,830
      200,000   Argentex Mining Corp. *+#
                  Exercise Price $1.60, Exp. 9/19/2009 .......             --
      125,000   Australian Solomons Gold Ltd.*
                  Exercise Price 1.71 CAD, Exp. 8/28/2008 ....            1,887
       75,000   Central Sun Mining, Inc.*
                  Exercise Price 1.25 CAD, Exp. 11/26/2008 ...            1,510
       89,000   Endeavour Mining Capital Corp.*
                  Exercise Price 5.50 CAD, Exp. 11/10/2008 ...          184,502
      150,000   Fury Explorations Ltd.*+#
                  Exercise Price 1.25 CAD, Exp. 9/20/2008 ....             --
      143,750   Majestic Gold Corp.* +#
                  Exercise Price 0.60 CAD, Exp. 5/3/2009 .....             --
       35,000   Nevsun Resources*+#
                  Exercise Price 10.00 CAD, Exp. 12/18/2008 ..             --




--------------------------------------------------------------------------------
SHARES                                                                     VALUE
--------------------------------------------------------------------------------
WARRANTS (CONTINUED)
       60,000   Pediment Exploration Ltd.* +#
                  Exercise Price 3.75 CAD, Exp. 11/16/2009 ...    $        --
      150,000   San Gold Corp.*+#
                  Exercise Price 2.00 CAD, Exp. 05/28/2009 ...             --
      250,000   Silver Wheaton Corp.*
                  Exercise Price 4.00 CAD, Exp. 8/5/2009 .....          528,328
      100,000   Yukon-Nevada Gold Corp.*
                  Exercise Price 3.00 CAD, Exp. 6/20/2012 ....           49,814
                                                                  -------------

TOTAL WARRANTS
                (Cost $17,918) ...............................          811,871
                                                                  -------------
SHORT-TERM INVESTMENT 1.4%
    1,906,997   UMB Money Market Fiduciary, 0.92% ............        1,906,997
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS
                (Cost $1,906,997) ............................        1,906,997
                                                                  -------------

TOTAL INVESTMENTS
                (Cost $50,101,232) ....................  100.4%     138,700,400
LIABILITIES LESS ......................................   (0.4)%       (502,331)
                                                                  -------------
NET ASSETS ............................................  100.0%   $ 138,198,069
                                                                  =============


-------------
  ADR -- American Depository Receipts.

  CAD -- Canadian Dollars.

* Non-income producing security.

+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

                       See notes to financial statements.

                                  OCM GOLD FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2008 (CONTINUED)
                                   (UNAUDITED)

At May 31, 2008, restricted securities totaled $414,000 or 0.3% of net assets and consisted of the following securities:


                                           MAY 31, 2008
                                          CARRYING VALUE             ACQUISITION
ISSUER                                       PER UNIT       COST         DATE
--------------------------------------------------------------------------------
Argentex Mining Corp.                        $1.035         $1.25     03/19/2008
Argentex Mining Corp. Warrants
  Exercise Price $1.60, Exp. 09/19/2009      --              --       03/19/2008
--------------------------------------------------------------------------------


                       SUMMARY OF INVESTMENTS BY COUNTRY

                                                                PERCENT OF
COUNTRY                                MARKET VALUE        INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Australia                              $  3,129,839                  2.3%
Canada                                   96,312,172                 69.4
Cayman Islands                              184,502                  0.1
Jersey                                    5,936,000                  4.3
New Guinea                                1,232,008                  0.9
South Africa                              6,566,900                  4.7
United Kingdom                              245,295                  0.2
United States(1)                         25,093,684                 18.1
--------------------------------------------------------------------------------
TOTAL                                  $138,700,400                100.0%
--------------------------------------------------------------------------------

(1) Includes short-term securities.

                       See notes to financial statements.


                                  OCM GOLD FUND
               STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2008
                                   (UNAUDITED)

ASSETS:
  Investments in unaffiliated issuers, at value (cost $50,101,232)   $ 138,700,400
  Interest and dividends receivable ..............................          37,390
  Receivable for fund shares sold ................................          83,248
  Prepaid expenses and other assets ..............................          15,488
                                                                     -------------
    Total assets .................................................     138,836,526
                                                                     -------------
LIABILITIES:
  Payable for securities purchased ...............................         127,835
  Payable for fund shares redeemed ...............................          98,909
  Due to investment adviser ......................................          95,742
  Accrued distribution fees ......................................         235,747
  Accrued trustees fees ..........................................           2,006
  Accrued Chief Compliance Officer fees ..........................             430
  Accrued expenses and other liabilities .........................          77,788
                                                                     -------------
    Total liabilities ............................................         638,457
                                                                     -------------
    Net Assets ...................................................   $ 138,198,069
                                                                     =============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, no par value;
    unlimited shares authorized ..................................   $  48,556,652
  Undistributed net investment loss ..............................      (3,303,928)
  Undistributed net realized gain on investments and
    foreign currency transactions ................................       4,346,074
  Net unrealized appreciation on investments and
    foreign currency translations ................................      88,599,271
                                                                     -------------
  Net Assets .....................................................   $ 138,198,069
                                                                     =============
CALCULATION OF MAXIMUM OFFERING PRICE:
  Net asset value and redemption price per share(1) ..............   $       21.09
  Maximum sales charge (4.50% of offering price) .................            0.99
                                                                     -------------
  Offering price to public .......................................   $       22.08
                                                                     -------------
  Shares outstanding .............................................       6,551,647
                                                                     =============



------------
(1) A 1.50% redemption fee is imposed on redemptions of shares held less than three months.


                       See notes to financial statements.


                                  OCM GOLD FUND
            STATEMENT OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2008
                                   (UNAUDITED)
INVESTMENT INCOME:
  Interest ....................................................     $    19,549
  Dividends (net of foreign withholding taxes of $25,243) .....         241,351
                                                                    -----------
    Total investment income ...................................         260,900
                                                                    -----------
EXPENSES:
  Distribution fees ...........................................         615,051
  Investment advisory fees ....................................         592,868
  Fund administration and accounting fees .....................          86,831
  Transfer agent fees and expenses ............................          35,654
  Professional fees ...........................................          31,223
  Custody fees ................................................          13,617
  Federal and state registration fees .........................          10,258
  Chief Compliance Officer fees ...............................           6,492
  Reports to shareholders .....................................           5,304
  Trustees' fees ..............................................           4,010
  Other expenses ..............................................           4,285
                                                                    -----------
    Total expenses ............................................       1,405,593
                                                                    -----------
    Net investment loss .......................................      (1,144,693)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments and foreign
    currency transactions .....................................       5,689,725
  Net change in unrealized appreciation/depreciation
    on investments and foreign currency translations ..........       2,004,681
                                                                    -----------
    Net gain on investments ...................................       7,694,406
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........     $ 6,549,713
                                                                    ===========




                       See notes to financial statements.


                                  OCM GOLD FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                        SIX MONTHS ENDED   YEAR ENDED
                                                          MAY 31, 2008       NOV. 30,
                                                           (UNAUDITED)         2007
                                                        --------------    -------------
OPERATIONS:
  Net investment loss ................................   $  (1,144,693)   $  (1,813,932)
  Net realized gain on investments and
    foreign currency transactions ....................       5,689,725        8,400,525
  Net change in unrealized appreciation/depreciation
    on investments and foreign currency translations         2,004,681       11,847,045
                                                         -------------    -------------
  Net increase in net assets resulting from operations       6,549,713       18,433,638
                                                         -------------    -------------

DISTRIBUTIONS PAID TO SHAREHOLDERS:
  Dividends from net investment income ...............            --               --
  Distributions paid from net realized gains .........      (8,998,120)     (10,048,572)
                                                         -------------    -------------
  Total distributions ................................      (8,998,120)     (10,048,572)
                                                         -------------    -------------

FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold ......................       7,687,682       14,220,807
  Distributions reinvested ...........................       8,489,751        8,876,117
  Payment for shares redeemed(1) .....................     (11,772,047)     (14,997,190)
                                                         -------------    -------------
  Net increase in net assets from
    fund share transactions ..........................       4,405,386        8,099,734
                                                         -------------    -------------

TOTAL INCREASE IN NET ASSETS .........................       1,956,979       16,484,800

NET ASSETS, BEGINNING OF PERIOD ......................     136,241,090      119,756,290
                                                         -------------    -------------

NET ASSETS, END OF PERIOD ............................   $ 138,198,069    $ 136,241,090
                                                         =============    =============

UNDISTRIBUTED NET INVESTMENT LOSS ....................   $  (3,303,928)   $  (2,159,235)
                                                         =============    =============

TRANSACTIONS IN SHARES:
  Shares sold ........................................         349,237          727,987
  Shares issued on reinvestment of distributions .....         415,350          510,122
  Shares redeemed ....................................        (551,244)        (758,285)
                                                         -------------    -------------
  Net increase in shares outstanding .................         213,343          479,824
                                                         =============    =============



(1) Net of redemption fees of $6,796 and $2,617 for the six months ended May 31, 2008, and year ended November 30, 2007, respectively.




                       See notes to financial statements.

                                  OCM GOLD FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008
                                   (UNAUDITED)

NOTE 1. ORGANIZATION
         OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
         The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

         SECURITY VALUATION -- Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

         In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 during fiscal 2008. Under FAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

     o    Level 1 - quoted prices in active markets for identical securities
     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

         The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                                                  INVESTMENT IN  OTHER FINANCIAL
 VALUATION INPUTS                                   SECURITIES     INSTRUMENTS*
--------------------------------------------------------------------------------

Level 1 - Quoted Prices                             $138,286,400         --
--------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs            414,000         --
--------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                   --           --
--------------------------------------------------------------------------------
Total                                               $138,700,400         -- *
--------------------------------------------------------------------------------
* Other financial instruments include futures, forwards and swap contracts.

         FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

         The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

                                  OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (CONTINUED)
                                   (UNAUDITED)

         Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

         FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

         In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund's assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of May 31, 2008. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2008. At May 31, 2008, the fiscal years 2005 through 2008 remain open to examination in the Fund's major tax jurisdictions.

         SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

         DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, annually and distributes net realized gains, if any, annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

         REDEMPTION FEE - A 1.50% redemption fee is retained by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held less than three months from their purchase date. The Fund records the fee as a reduction of shares redeemed and as a credit to paid-in-capital. For the period ended May 31, 2008, the Fund received $6,796 in redemption fees.

         GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

         USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AGREEMENT
         The Fund has an investment advisory agreement with Orrell Capital Management, Inc. ("OCM"). Under the agreement, the Fund pays OCM a fee computed daily and payable monthly, at the following annual rates based upon average daily net assets:

ASSETS                                                                FEE RATE
------                                                                --------
$0 to $50 million ...........................................           1.000%
$50 million to $75 million ..................................           0.875%
$75 million to $100 million .................................           0.750%
$100 million to $150 million ................................           0.625%
$150 million to $250 million ................................           0.500%
Over $250 million ...........................................           0.375%

                                  OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (CONTINUED)
                                   (UNAUDITED)

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN
         The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes the Fund to reimburse the distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers of the Fund's shares, in any fiscal year, subject to a limit of 0.99% of average daily net assets. Fees incurred by the Fund under the Plan during the period ended May 31, 2008 are reflected in the Statement of Operations. At May 31, 2008, $235,747 of Distributions Fees were available for eligible 12b-1 expenses.

NOTE 5. PURCHASES AND SALES OF SECURITIES
         Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the period ended May 31, 2008 were $5,284,605 and $8,744,462, respectively. There were no purchases or sales of U.S. government obligations.

NOTE 6. FEDERAL INCOME TAX INFORMATION
         At May 31, 2008, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:




        Cost of investments ...........................        $ 51,326,883
                                                               ============
        Unrealized appreciation .......................        $ 89,911,194
        Unrealized depreciation .......................          (2,537,677)
                                                               ------------
        Net unrealized appreciation on investments ....        $ 87,373,517
                                                               ============


         The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").
         The tax character of distributions paid during the fiscal years ended November 30, 2007 and 2006 was as follows:

                                                           2007        2006
                                                           ----        ----
      Ordinary income ..............................    $      --       $--
      Net long-term capital gains ..................     10,048,572      --
                                                        ===========   -------
      Total distributions ..........................    $10,048,572     $--
                                                        ===========   =======

         As of November 30, 2007 the components of accumulated earnings on a tax basis were as follows:

      Undistributed ordinary income ..........................  $   219,986
      Undistributed long-term gains ..........................    7,438,001
                                                                -----------
      Tax accumulated earnings ...............................    7,657,987
      Accumulated capital and other losses ...................         --
      Unrealized appreciation on investments .................   84,431,738
      Unrealized appreciation on foreign currency ............           99
                                                                -----------
      Total accumulated earnings .............................  $92,089,824
                                                                ===========

                                  OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2008 (CONTINUED)
                                   (UNAUDITED)

NOTE 7. OFFERING PRICE PER SHARE
         A maximum front-end sales charge of 4.50% is imposed on purchases of the Fund's shares. For the period ended May 31, 2008, the Fund was advised that the Distributor received $17,075 of sales charges from sales of the Fund's shares.

NOTE 8. CONCENTRATION OF RISK
         Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
         As the Fund concentrates its investments in the gold mining industry, a development adversely affecting the industry (for example, changes in the mining laws which increases production costs or a significant decrease in the market price of gold) would have a greater adverse effect on the Fund than it would if the Fund invested in a number of different industries.

                                                 OCM GOLD FUND
                                               FINANCIAL HIGHLIGHTS


                                                    SIX MONTHS
                                                       ENDED        YEAR ENDED   YEAR ENDED  YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                    MAY 31, 2008      NOV. 30,     NOV. 30,    NOV. 30,     NOV. 30,    NOV. 30,
                                                     (UNAUDITED)        2007         2006        2005         2004        2003

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ..............   $   21.49      $   20.44    $   12.85    $  12.76    $   14.46     $   7.53
                                                      ---------      ---------    ---------    --------    ---------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...............................       (0.16)         (0.27)       (0.29)      (0.18)       (0.18)       (0.12)
Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions ...........................        1.18           3.06         7.88        0.69        (1.30)        7.05
                                                      ---------      ---------    ---------    --------    ---------     --------
Total from investment operations ..................        1.02           2.79         7.59        0.51        (1.48)        6.93
                                                      ---------      ---------    ---------    --------    ---------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income ..............        --              --          --         (0.11)       (0.01)       --
Distribution from net realized gains ..............       (1.42)         (1.74)        --         (0.31)       (0.21)       --
                                                      ---------      ---------    ---------    --------    ---------     --------
Total distributions ...............................       (1.42)         (1.74)        --         (0.42)       (0.22)       --
                                                      ---------      ---------    ---------    --------    ---------     --------
Net asset value, end of period ....................   $   21.09      $   21.49    $   20.44    $  12.85    $   12.76     $  14.46
                                                      =========      =========    =========    ========    =========     ========
TOTAL RETURN* .....................................        4.95%(2)      15.64%       59.07%       4.34%      (10.31)%      92.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ................   $ 138,198      $ 136,241    $ 119,756    $ 78,528     $ 80,202     $ 84,230
Ratio of expenses to average net assets:
  Net of waivers and reimbursements ...............     1.94%(1)          1.93%        2.07%       2.24%        2.15%       2.39%
  Before waivers and reimbursements ...............     1.94%(1)          1.93%        2.07%       2.24%        2.17%       2.39%
Ratio of net investment loss to average net assets:
  Net of waivers and reimbursements ...............    (1.58)%(1)        (1.51)%      (1.64)%     (1.51)%     (1.58)%       (1.42)%
  Before waivers and reimbursements ...............    (1.58)%(1)        (1.51)%      (1.64)%     (1.51)%     (1.60)%       (1.42)%
Portfolio turnover rate ...........................       4%(2)             11%          20%          5%          12%          17%


---------
*   Assumes no sales charge.
(1) Annualized for periods less than one year.
(2) Not annualized for periods less than one year.



                       See notes to financial statements.

                                 OCM GOLD FUND
            EXPENSE EXAMPLE - FOR THE SIX MONTHS ENDED MAY 31, 2008
                                  (UNAUDITED)



         As a shareholder of the OCM Gold Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees on certain redemptions (the Fund imposes a 1.50% redemption fee on shares held less than 3 months after purchase); and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
         The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008 (the "period").

ACTUAL EXPENSES
         The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
         The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD

                               BEGINNING             ENDING         DURING THE
                             ACCOUNT VALUE        ACCOUNT VALUE    PERIOD ENDED
                           DECEMBER 1, 2007       MAY 31, 2008     MAY 31, 2008*
                           ----------------       ------------     -------------

Actual                         $1,000.00            $1,049.50           $9.95
Hypothetical (5% return
  before expenses)              1,000.00             1,015.29            9.79



--------------
* Expenses are equal to the Fund's annualized expense ratio of 1.94% for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

                                 OCM GOLD FUND
                       INVESTMENTS BY SECTOR (UNAUDITED)
                         AS A PERCENTAGE OF NET ASSETS



PIE CHART OMITTED


                  Major Gold Producers                38.6%
                  Intermediate/Mid-Tier
                    Gold Producers                    25.3%
                  Junior Gold Producers               11.5%
                  Exploration and Development
                    Companies                          8.0%
                  Primary Silver Producers             6.2%
                  Exchange Traded Funds                5.2%
                  Other                                4.2%
                  Cash and Other Assets                1.0%





         A description of the Fund's proxy voting policies and procedures and a record of the Fund's proxy votes for the year ended June 30, 2007 are available without charge, upon request by calling toll free 1-800-779-4681 and on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov.
         The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                  OCM Gold Fund
                                Distributed by:
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to semi-annual reports.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule of investments in securities in unaffiliated issuers are included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS Not applicable.

ITEM 10.  SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

As of the end of the period covered by this report, the registrant had not adopted any procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)      Not applicable.


ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics - Not applicable.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.







                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:      /s/ GREGORY M. ORRELL
         ---------------------
         Gregory M. Orrell
         President

Date: July 31, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ GREGORY M. ORRELL
         ---------------------
         Gregory M. Orrell
         President

Date: July 31, 2008

By:      /s/ JACKLYN ORELL
         ---------------------
         Jacklyn Orrell
         Secretary and Treasurer

Date: July 31, 2008